UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Cyrus Capital Partners, L.P. (f/k/a OZF Management, L.P.)

Address:          390 Park Avenue, 21st Floor
                  New York, New York 10022

13F File Number: 28-10102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen C. Freidheim
Title: Managing Member of CYRUS CAPITAL PARTNERS GP, L.L.C., the general partner of Cyrus Capital Partners, L.P.
Phone: (212) 380-5880



Signature, Place and Date of Signing:

/s/ Stephen C. Freidheim                    New York, NY      February 14, 2006

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            19

Form 13F Information Table Value Total:      $203,517
                                            (thousands)


List of Other Included Managers:  None


28- 11464      Cyrus Opportunities Master Fund II, Ltd. (f/k/a OZF Credit
               Opportunities Master Fund II, Ltd.)

                           FORM 13F INFORMATION TABLE

                                December 31, 2005

COLUMN 1                      COLUMN  2  COLUMN 3    COLUMN 4          COLUMN 5       COLUMN 6   COLUMN 7             COLUMN 8

                              TITLE OF                VALUE       SHRS OR  SH/ PUT/  INVESTMENT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                CLASS      CUSIP       (X$1000)     PRN AMT  PRN CALL  DISCRETION  MANAGERS        SOLE  SHARED  NONE
--------------                -----      -----       --------     -------  --------  ----------  --------        ----  ------  ----

AQUILA, INC.                    COM      03840P102    36,082   10,022,675  SH        SOLE        1         10,022,675
B&H OCEAN CARRIERS LTD          COM      055090104     1,477       79,000  SH        SOLE        1             79,000
CHENIERE ENERGY INC           COM NEW    16411R208    59,065    1,586,916  SH        SOLE        1          1,586,916
COMCAST CORP NEW              CL A SPL   20030N200     3,263      127,000  SH        SOLE        1            127,000
COVANTA HLDG CORP               COM      22282E102     2,196      145,794  SH        SOLE        1            145,794
DPL INC                         COM      233293109    21,156      813,394  SH        SOLE        1            813,394
DADE BEHRING HOLDINGS INC       COM      23342J206     9,679      236,702  SH        SOLE        1            236,702
DEX MEDIA, INC.                 COM      25212E100     1,463       54,000  SH        SOLE        1             54,000
HUNTSMAN CORPORATION            COM      447011107     2,908      168,900  SH        SOLE        1            168,900
HYPERCOM CORPORTATION           COM      44913M105     6,691    1,047,100  SH        SOLE        1          1,047,100
INTEROIL CORPORATION            COM      460951106     1,934       72,175  SH        SOLE        1             72,175
NRG ENERGY INC.                 COM      629377508     4,608       97,800  SH        SOLE        1             97,800
R.H. DONNELLEY CORP           COM NEW    74955W307     1,756       28,500  SH        SOLE        1             28,500
SEARS HOLDINGS CORPORATION    COM NEW    812350106     1,074        9,296  SH        SOLE        1              9,296
SOUTHERN UNION CO NEW           COM      844030106    15,767      667,232  SH        SOLE        1            667,232
SUNCOM WIRELESS HLDGS   INC     CL A     86722Q108     1,050      379,200  SH        SOLE        1            379,200
TXU CORPORATION                 COM      873168108     4,719       16,300  SH        SOLE        1             16,300
WILLIAMS COMPANIES INC. DEL     COM      969457100    19,861      857,165  SH        SOLE        1            857,165
XM SATELLITE RADIO HLDGS INC    CL A     983759101     8,768      321,400  SH        SOLE        1            321,400

                                            Total    203,517



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